Summary of Intangible Assets (Detail) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended		12 Months Ended		12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Purchased software CNY	Dec. 31, 2011 Purchased software CNY	Dec. 31, 2012 Purchased software USD ($)	Dec. 31, 2012 Radio Spectrum License CNY	Dec. 31, 2012 Radio Spectrum License USD ($)	Dec. 31, 2012 Network Use Right CNY	Dec. 31, 2012 Network Use Right USD ($)	Dec. 31, 2012 Contract Backlog CNY		Dec. 31, 2011 Contract Backlog CNY		Dec. 31, 2012 Contract Backlog USD ($)		Dec. 31, 2012 Customer Relationships CNY		Dec. 31, 2011 Customer Relationships CNY		Dec. 31, 2012 Customer Relationships USD ($)		Dec. 31, 2012 Licenses CNY		Dec. 31, 2011 Licenses CNY		Dec. 31, 2012 Licenses USD ($)		Dec. 31, 2012 Supplier Relationships CNY		Dec. 31, 2011 Supplier Relationships CNY		Dec. 31, 2012 Supplier Relationships USD ($)		Dec. 31, 2012 Trade Names CNY		Dec. 31, 2011 Trade Names CNY		Dec. 31, 2012 Trade Names USD ($)		Dec. 31, 2012 Platform Software CNY		Dec. 31, 2012 Platform Software USD ($)
Finite-Lived Intangible Assets [Line Items]
Beginning Balance		159,439	157,086		3,217	3,916	$ 2,173		$ 18,508		$ 3,183	902	[1]	1,905	[1]	$ 245	[1]	35,083	[1]	41,403	[1]	$ 6,041	[1]	1,308	[1]	1,298	[1]	$ 195	[1]	104,904	[1]	93,519	[1]	$ 15,016	[1]	14,025	[1]	15,045	[1]	$ 2,087	[1]			$ 1,333	[1]
Additions		179,847	32,460		12,217	1,020		121,425		20,000		1,850	[1]	910	[1]			13,500	[1]	8,410	[1]					100	[1]			1,955	[1]	22,020	[1]									8,900	[1]
Disposals			(3)			(3)
Amortization expense	(5,678)	(35,377)	(30,104)	(11,658)	(1,907)	(1,716)		(6,119)		(167)		(1,223)	[1]	(1,913)	[1]			(10,948)	[1]	(14,730)	[1]			(95)	[1]	(90)	[1]			(13,305)	[1]	(10,635)	[1]			(1,020)	[1]	(1,020)	[1]			(593)	[1]
Ending Balance	$ 48,781	303,909	159,439	157,086	13,527	3,217	$ 2,173	115,306	$ 18,508	19,833	$ 3,183	1,529	[1]	902	[1]	$ 245	[1]	37,635	[1]	35,083	[1]	$ 6,041	[1]	1,213	[1]	1,308	[1]	$ 195	[1]	93,554	[1]	104,904	[1]	$ 15,016	[1]	13,005	[1]	14,025	[1]	$ 2,087	[1]	8,307	[1]	$ 1,333	[1]

[1]	Acquired in the acquisition of SH Guotong, Managed Network Entities, Gehua and Fastweb (Note 4)